EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	Successor			Predecessor
	Year ended December 31,	Year ended December 31,	Three months ended December 31	Nine months ended September 30
	2014	2013	2012	2012
Net earnings (loss) attributable to the company	$(72.3)	$(127.6)	$(35.2)	$618.4
Weighted average shares used in computation of basic earnings per share (in millions)	14.5	14.5	14.4	381.9
Weighted average shares used in computation of diluted earnings per share (in millions)	14.5	14.5	14.4	381.9
Basic and diluted earnings (loss) per share from continuing operations	(4.99)	(9.01)	(1.55)	1.63
Basic and diluted earnings (loss) per share from discontinued operations	–	0.21	(0.89)	(0.01)
Basic and diluted earnings (loss) per share attributable to the company’s common shareholders (in dollars)	(4.99)	(8.80)	(2.44)	1.62